Annual Total Returns - Franklin U.S. Government Securities VIP Fund [BarChart] - FTVIP Class 2-70 - Franklin U.S. Government Securities VIP Fund - Class 2	May 01, 2021
Bar Chart Table:
Annual Return 2011	5.68%
Annual Return 2012	1.89%
Annual Return 2013	(2.24%)
Annual Return 2014	3.38%
Annual Return 2015	0.47%
Annual Return 2016	0.66%
Annual Return 2017	1.34%
Annual Return 2018	0.34%
Annual Return 2019	5.23%
Annual Return 2020	3.83%